Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (576,787)	$ (105,807)
Adjustment to reconcile net loss to net cash flows provided by (used in) operating activities:
Stock-based compensation	326,217
Changes in assets and liabilities:
Accounts payable and accrued expenses	17,238	(7,872)
Net cash flows used in operating activities	(233,332)	(113,679)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of placement agent fee	828,750	100,000
Net cash flows provided by financing activities	828,750	100,000
Net change in cash	595,418	(13,679)
Cash at beginning	7,838	19,486
Cash at end	603,256	5,807
Supplemental disclosure of non-cash flow information:
Common stock issued to consultant in lieu of cash	162,000
Income taxes paid